UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported):

February 10, 2014

Macquarie Leasing Pty Limited1

(Exact name of the securitizer as specified in its charter)

333-181822	0001549785
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Karleen Munns, + 61 (2) 8232-3333

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]	Macquarie Leasing Pty Limited, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan, auto lease, equipment loan and equipment lease asset classes, including asset-backed securities registered by Macquarie Leasing Pty Limited (Commission File Number 333-181822; Central Index Key Number 0001549785). Macquarie Securities Management Pty Limited (Central Index Key Number: 0001541418) filed an initial Form ABS-15G dated February 14, 2012 with respect to such asset-backed securities outstanding during the reporting period from January 1, 2009 to December 31, 2011.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MACQUARIE LEASING PTY LIMITED
As securitizer

By:	/s/ Karleen Munns
Name: Karleen Munns
Title: Director

Date: February 10, 2014